Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
Schedule of Warrant Activities

The summary of warrant activities for the year ended December 31, 2024 was as follows:

	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years
Outstanding as of December 31, 2023	-	$-	-
Granted	14,907,000	0.55	2.0
Exercises	-	-	-
Expired	-	-	-
Warrants Outstanding as of December 31, 2024	14,907,000	0.55	2.0
Warrants Exercisable as of December 31, 2024	14,907,000	$0.55	2.0